Concentrations (Details) - Schedule of Company’s Total Revenue - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Company A [Member]
Revenue, Major Customer [Line Items]
Net revenues		[1]	$ 1,759,451			[1]
Concentration risk percentage		[1]	84.37%			[1]
Company B [Member]
Revenue, Major Customer [Line Items]
Net revenues		[1]		[1]	$ 1,683,076
Concentration risk percentage		[1]		[1]	60.28%
Company C [Member]
Revenue, Major Customer [Line Items]
Net revenues		[1]		[1]	$ 419,554
Concentration risk percentage		[1]		[1]	15.03%
Company E [Member]
Revenue, Major Customer [Line Items]
Net revenues		[1]		[1]	$ 513,344
Concentration risk percentage		[1]		[1]	18.39%
Company F [Member]
Revenue, Major Customer [Line Items]
Net revenues	$ 51,071			[1]		[1]
Concentration risk percentage	14.65%			[1]		[1]
Company N [Member]
Revenue, Major Customer [Line Items]
Net revenues	$ 76,338			[1]		[1]
Concentration risk percentage	21.90%			[1]		[1]
Company P [Member]
Revenue, Major Customer [Line Items]
Net revenues	$ 221,119			[1]		[1]
Concentration risk percentage	63.45%			[1]		[1]
Customer [Member]
Revenue, Major Customer [Line Items]
Net revenues	$ 348,528		$ 1,759,451		$ 2,615,974
Concentration risk percentage	100.00%		84.37%		93.70%

[1]	represents the % is below 10% which is not presented.